CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (34,503)	$ (40,123)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	388	354
Share-based compensation	2,358	2,880
Equity in losses (net earnings) of affiliate	9	(11)
Reduction of Kantaro liability	(55)	0
Fair value adjustment to VericiDx investment	1,070	4,596
Unrealized foreign exchange loss (gain)	327	4,169
Fair value adjustment to convertible debt	1,898	0
Non-cash lease expense	78	0
Changes in operating assets and liabilities:
Accounts receivable	154	415
Prepaid expenses and other current assets	77	2,915
Accounts payable	358	673
Accounts payable - related party	370	646
Accrued expenses and other current liabilities	2,704	2,091
Accrued expenses—related party	(485)	4,893
Deferred revenue	(46)	(55)
Payable to affiliate - current	0	(163)
Other liabilities	0	(39)
Net cash used in operating activities	(25,452)	(31,757)
Cash flows from investing activities:
Purchases of property and equipment	0	(619)
Software development costs	0	(103)
Payment for long term deferred expense	59	0
Net cash used in investing activities	(59)	(722)
Cash flows from financing activities:
Payment of convertible notes principal and interest	3,262	0
Proceeds from issuance of ordinary shares	20,296	0
Payment of offering costs	(666)	0
Proceeds from the issuance of ordinary shares under employee share purchase plan	116	120
Proceeds from exercise of stock options	0	197
Net cash (used in) provided by financing activities	16,484	317
Effect of exchange rate changes on cash	721	(605)
Net decrease in cash and cash equivalents	(8,306)	(32,767)
Cash and cash equivalents, beginning of period	41,333	65,128
Cash and cash equivalents, end of period	33,027	32,361
Supplemental noncash investing and financing activities:
Purchase of property and equipment in accounts payable and accrued expenses	$ 0	$ 0